U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
_______________________________
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
REGISTRATION NO. 333-76407
POST-EFFECTIVE AMENDMENT NO. 31
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
REGISTRATION NO. 811-9293
POST EFFECTIVE AMENDMENT NO. 31
DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(520) 806-7600
Agents For Service:
Ryan Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
-or-
Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive, Suite 3100
Chicago, IL 60601
It is proposed that this filing will become effective:
X	Immediately upon filing pursuant to paragraph (b)
On , pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On , pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On , pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered:
Common Stock of:
1. Davis Value Portfolio
2. Davis Financial Portfolio
3. Davis Real Estate Portfolio

DAVIS VARIABLE ACCOUNT FUND, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 4th day of May, 2018.
The Registrant hereby certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.
DAVIS VARIABLE ACCOUNT FUND, INC.
*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date
/s/ Kenneth Eich* Kenneth Eich	Principal Executive Officer	May 4, 2018
/s/ Douglas Haines* Douglas Haines	Principal Financial Officer; and Principal Accounting Officer	May 4, 2018

*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

*Ryan Charles signs this document on behalf of each of the foregoing persons pursuant to powers of attorney. Incorporated by reference to Exhibit (q)(1) of Part C of this Registration Statement.

DAVIS VARIABLE ACCOUNT FUND, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 4, 2018 by the following persons in the capacities indicated.

Signature	Title	Date
/s/ Marc P. Blum* Marc P. Blum	Director	May 4, 2018
/s/ Andrew A. Davis* Andrew A. Davis	Director	May 4, 2018
/s/ Christopher C. Davis* Christopher C. Davis	Director	May 4, 2018
/s/ John Gates* John Gates	Director	May 4, 2018
/s/ Thomas S. Gayner* Thomas S. Gayner	Director	May 4, 2018
/s/ Samuel H. Iapalucci* Samuel H. Iapalucci	Director	May 4, 2018
/s/ Robert P. Morgenthau* Robert P. Morgenthau	Director	May 4, 2018
/s/ Marsha Williams* Marsha Williams	Director	May 4, 2018

*Ryan Charles signs this document on behalf of each of the foregoing persons pursuant to powers of attorney. Incorporated by reference to Exhibit (q)(1) of Part C of this Registration Statement.

*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

INDEX TO EXHIBITS

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase